Significant accounting policies - Disclosure of Adjustments on Group's Consolidated Statements of Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Loss for the year	€ (23,499)	€ (96,635)	€ (435,482)
Total comprehensive loss for the year	(24,573)	(90,844)	(431,202)
Attributable to:
Owners of the parent	(26,118)	(90,554)	(429,141)
Non-controlling interest	1,545	(290)	(2,061)
Total comprehensive income / (loss)	€ (24,573)	(90,844)	(431,202)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Loss for the year		(94,693)	(434,385)
Total comprehensive loss for the year		(88,902)	(430,105)
Attributable to:
Owners of the parent		(88,611)	(428,044)
Non-controlling interest		(290)	(2,061)
Total comprehensive income / (loss)		(88,902)	(430,105)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Loss for the year		(1,942)	(1,097)
Total comprehensive loss for the year		(1,942)	(1,097)
Attributable to:
Owners of the parent		(1,942)	(1,097)
Non-controlling interest		0	0
Total comprehensive income / (loss)		€ (1,942)	€ (1,097)